Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	883,492,118.07	37,794
Yield Supplement Overcollateralization Amount 12/31/25	44,647,126.77	0
Receivables Balance 12/31/25	928,139,244.84	37,794
Principal Payments	36,751,690.91	924
Defaulted Receivables	2,403,247.46	67
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	42,184,593.67	0
Pool Balance at 01/31/26	846,799,712.80	36,803

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.35%
Prepayment ABS Speed	1.89%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	10,369,324.04	431
Past Due 61-90 days	3,720,976.41	132
Past Due 91-120 days	878,838.12	31
Past Due 121+ days	0.00	0
Total	14,969,138.57	594

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	1,628,674.09
Aggregate Net Losses/(Gains) - January 2026	774,573.37
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.00%
Prior Net Losses/(Gains) Ratio	0.94%
Second Prior Net Losses/(Gains) Ratio	0.41%
Third Prior Net Losses/(Gains) Ratio	0.80%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	7,621,197.42
Actual Overcollateralization	7,621,197.42
Weighted Average Contract Rate	6.60%
Weighted Average Contract Rate, Yield Adjusted	9.11%
Weighted Average Remaining Term	53.84

Flow of Funds	$ Amount
Collections	43,486,425.20
Investment Earnings on Cash Accounts	18,197.83
Servicing Fee	(773,449.37)
Transfer to Collection Account	-
Available Funds	42,731,173.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,020,504.50
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	10,540,976.21
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,621,197.42
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,348,495.53

Total Distributions of Available Funds	42,731,173.66

Servicing Fee	773,449.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	875,540,689.01
Principal Paid	36,362,173.63
Note Balance @ 02/17/26	839,178,515.38

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	178,281,253.88
Principal Paid	19,607,054.41
Note Balance @ 02/17/26	158,674,199.47
Note Factor @ 02/17/26	72.1246361%

Class A-2b
Note Balance @ 01/15/26	152,349,435.13
Principal Paid	16,755,119.22
Note Balance @ 02/17/26	135,594,315.91
Note Factor @ 02/17/26	72.1246361%

Class A-3
Note Balance @ 01/15/26	408,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	408,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-4
Note Balance @ 01/15/26	82,330,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	82,330,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	36,380,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	36,380,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	18,200,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	18,200,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,020,504.50
Total Principal Paid	36,362,173.63
Total Paid	39,382,678.13

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	650,726.58
Principal Paid	19,607,054.41
Total Paid to A-2a Holders	20,257,780.99

Class A-2b
SOFR Rate	3.70735%
Coupon	4.17735%
Interest Paid	583,382.17
Principal Paid	16,755,119.22
Total Paid to A-2b Holders	17,338,501.39

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4902957
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.9792842
Total Distribution Amount	32.4695799

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.9578481
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	89.1229746
Total A-2a Distribution Amount	92.0808227

A-2b Interest Distribution Amount	3.1030966
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	89.1229746
Total A-2b Distribution Amount	92.2260712

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	289.89
Noteholders' Third Priority Principal Distributable Amount	500.52
Noteholders' Principal Distributable Amount	209.59

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	3,032,278.96
Investment Earnings	9,203.44
Investment Earnings Paid	(9,203.44)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96